Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Oct. 29, 2021
Accounting Policies [Abstract]
Cash	$ 595,536	$ 877,099	$ 764,101
Distribution for taxes payments	554,873
Marketable securities held in trust account	9,160,803	127,760,867
Net income before income taxes	274,139
Income tax	57,569
Operating loss carryforwards, net	0	0
Operating loss carryforwards valuation allowance	0	0
Total deferred tax assets	0	$ 0
Federal depository insurance	$ 250,000